UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017


13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Posner
Title:  Managing Member
Phone:  (212) 931-9000


Signature, Place and Date of Signing:


/s/ Brian S. Posner               New York, New York                5/7/03
____________________        ________________________       __________________
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $135,779
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

FORM 13F INFORMATION TABLE


         Column 1                   Column 2     Column 3   Column 4   Column   5         Column 6 Column 7           Column 8
                                                              Market                                                    Voting
                                    Title of                  Value    Shares/  Sh/  Put/  Invstmt  Other             Authority
       Name of Issuer                Class        CUSIP     (x $1000)  Prn Amt. Prn  Call Discretn Managers    Sole    Shared  None
-----------------------------------------------------------------------------------------------------------------------------------

ACCENTURE LTD BERMUDA             CL A          G1150G111     3,147     203,000 SH        Sole     None       203,000   0       0
ALLIANT TECHSYSTEMS INC           Common Stock  018804104     3,160      58,500 SH        Sole     None        58,500   0       0
AMERICAN STD COS INC DEL          Common Stock  029712106     3,734      54,300 SH        Sole     None        54,300   0       0
AMERISOURCE BERGEN                Common Stock  03073E105     3,733      71,100 SH        Sole     None        71,100   0       0
ANADARKO PETE CORP                Common Stock  032511107     4,468      98,200 SH        Sole     None        98,200   0       0
APPLE COMPUTER INC                Common Stock  037833100     2,202     155,700 SH        Sole     None       155,700   0       0
ARAMARK CORP                      CL B          038521100     2,993     130,700 SH        Sole     None       130,700   0       0
AUTOMATIC DATA PROCESSING INC     Common Stock  053015103     3,341     108,500 SH        Sole     None       108,500   0       0
FAIRCHILD SEMICONDUCTOR INTL      CL A          303726103     1,749     167,200 SH        Sole     None       167,200   0       0
GARTNER INC                       CL B          366651206       787     104,500 SH        Sole     None       104,500   0       0
GARTNER INC                       Common Stock  366651107     4,079     586,900 SH        Sole     None       586,900   0       0
HASBRO INC                        Common Stock  418056107     2,535     182,500 SH        Sole     None       182,500   0       0
KEY ENERGY SERVICES INC           Common Stock  492914106     3,145     312,000 SH        Sole     None       312,000   0       0
L-3 COMMUNICATIONS HLDS INC       Common Stock  502424104     3,941      98,100 SH        Sole     None        98,100   0       0
LEHMAN BROS HLDGS INC             Common Stock  524908100     3,921      67,900 SH        Sole     None        67,900   0       0
MAY DEPARTMENT STORES CO          Common Stock  577778103     2,144     107,800 SH        Sole     None       107,800   0       0
MICRON TECHNOLOGY INC             Common Stock  595112103       407      50,000 SH        Sole     None        50,000   0       0
MUELLER INDUSTRIES INC            Common Stock  624756102     3,621     145,000 SH        Sole     None       145,000   0       0
NEWFIELD EXPL CO                  Common Stock  651290108     3,796     112,000 SH        Sole     None       112,000   0       0
OCCIDENTAL PET CORP DEL           Common Stock  674599105     4,587     153,100 SH        Sole     None       153,100   0       0
PARTNER RE LTD                    Common Stock    2671932     3,151      62,700 SH        Sole     None        62,700   0       0
PENTAIR INC                       Common Stock  709631105     2,181      61,700 SH        Sole     None        61,700   0       0
PITNEY BOWES INC                  Common Stock  724479100     4,983     156,100 SH        Sole     None       156,100   0       0
POLO RALPH LAUREN CORP            CL A          731572103     2,762     120,600 SH        Sole     None       120,600   0       0
SAFEWAY INC                       Common Stock  786514208     2,347     124,000 SH        Sole     None       124,000   0       0
SOVEREIGN BANCORP INC             Common Stock  845905108     3,760     271,500 SH        Sole     None       271,500   0       0
TEKTRONIX INC                     Common Stock  879131100     2,916     170,000 SH        Sole     None       170,000   0       0
TRAVELERS PPTY CAS CORP           CL A          89420G109     6,356     451,100 SH        Sole     None       451,100   0       0
TYCO INTERNATIONAL LTD            Common Stock  902124106     3,151     245,000 SH        Sole     None       245,000   0       0
VERIZON COMMUNICATIONS            Common Stock  92343V104     2,959      83,700 SH        Sole     None        83,700   0       0
WILLIS GROUP HOLDINGS             SHS           G96655108     4,066     146,800 SH        Sole     None       146,800   0       0
WPP GROUP PLC                     SPON ADR      929309300     4,004     145,500 SH        Sole     None       145,500   0       0
XL CAPITAL LTD                    CL A          G98255105     5,181      73,200 SH        Sole     None        73,200   0       0
ZALE CORP                         Common Stock  988858106     1,608      49,100 SH        Sole     None        49,100   0       0
DOW JONES JUN 35 PUTS             PUTS          2605618RG     1,134      32,000      Put  Sole     None        32,000   0       0
EASTMAN KODAK  MAY 30 PUTS        PUTS          2774618QF     2,220      75,000      Put  Sole     None        75,000   0       0
HASBRO APRIL 10 PUTS              PUTS          4180568PB       903      65,000      Put  Sole     None        65,000   0       0
CREE APRIL 17.50 CALLS            CALLS         2254479DW     1,389      75,000      Call Sole     None        75,000   0       0
INTERPUBLIC GROUP APRIL 10 CALLS  CALLS         4606909DB       930     100,000      Call Sole     None       100,000   0       0
S&P500 MAY 900 CALLS              CALLS         6488159ET    12,720      15,000      Call Sole     None        15,000   0       0
AMERICAN TOWER CORP               NOTE 2.25%    029912AD4     2,370   3,000,000 PRN       Sole     None     3,000,000   0       0
MICRON TECH                       NOTE 2.5%     595112AF0     3,201   3,250,000 PRN       Sole     None     3,250,000   0       0
                                                         -----------
                                                            135,779
                                                         ===========


03612.0001 #402919